Note G - Assets Held For Sale (Detail) (USD $) In Millions, unless otherwise specified	Feb. 07, 2012
Real Estate Acquired Through Deed In Lieu (in Dollars)	$ 9.9
Percentage of Ownership VRTB	90.00%
PercentageOfOwnershipVRTA	8.00%
Percentage of Ownership VF III	2.00%
VRMI II [Member]
Real Estate Acquired Through Deed In Lieu (in Dollars)	$ 9.0